Other assets-Other / Other liabilities - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Other assets-Other / Other liabilities
Amortization expenses	¥ 4,535	¥ 5,181	¥ 4,979
Indefinite-lived intangibles	¥ 8,967	¥ 8,997